Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The income tax expense in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted federal statutory income tax rate of 15.0% (2024 - 15.0%).
The differences are as follows:

(millions of U.S. dollars)	2025	Percentage	2024	Percentage

Canadian federal statutory income tax rate	$31.6	15.0%	$26.6	15.0%
State and local income taxes (primarily Ontario)	(6.3)	(3.0)%	61.5	34.7%
Foreign tax effects
United States
State income tax	17.0	8.1%	16.4	9.3%
Rate differential	10.1	4.8%	4.6	2.6%
Tax impact on HLBV income	16.8	8.0%	17.4	9.8%
Amortization and settlement of excess deferred income tax	(13.8)	(6.6)%	(19.4)	(11.0)%
Base erosion and anti-abuse tax	14.0	6.6%	—	—%
Compensation-related	6.9	3.3%	—	—%
Tax equity investment under PAM	(2.2)	(1.0)%	—	—%
Other	(0.4)	(0.2)%	0.6	0.4%
Bermuda
Rate differential	(7.9)	(3.8)%	(5.9)	(3.3)%
Chile
Rate differential	1.6	0.7%	1.3	0.7%
Other	0.6	0.3%	0.9	0.5%
Netherlands
Rate differential	—	—%	3.2	1.8%
Non-taxable dividend - investment in Atlantica	—	—%	(14.3)	(8.1)%
Non-taxable market-to-market gain - investment in Atlantica	—	—%	(4.7)	(2.6)%
Changes in valuation allowance	—	—%	3.9	2.2%
Peru
Capital gain - investment in Atlantica	—	—%	8.6	4.8%
Other foreign jurisdictions	1.1	0.5%	1.8	1.0%
Effect of cross-border tax laws
Foreign Accrual Property Income ("FAPI") - Investment in Atlantica	—	—%	5.6	3.2%
Cross-border finance arrangement	(5.4)	(2.5)%	(5.6)	(3.1)%
Changes in valuation allowance	13.0	6.2%	84.4	47.6%
Non-taxable or non-deductible items
Non-deductible foreign exchange loss on intercompany loan	1.8	0.8%	1.8	1.0%
Other	(4.1)	(1.9)%	(1.9)	(1.1)%
Tax basis step-up	(9.4)	(4.5)%	—	—%
Income tax expense	$65.0	30.8%	$186.8	105.4%
16.Income taxes (continued)
In 2023, the Government of Bermuda enacted the Bermuda Corporate Income Tax Act 2023, introducing a 15% corporate income tax rate effective for fiscal years commencing January 1, 2025. On December 11, 2025, the Government of Bermuda enacted the Corporate Income Tax Amendment (No.2) Act 2025 and Tax Credits Act 2025, which formalized substance-based tax credits for qualifying utility companies.
BELCO, the Company's subsidiary in Bermuda expects that the substance-based tax credits will fully offset its Bermuda corporate income tax liability for the foreseeable future. Accordingly, no current income tax expense was recognized for the year ended December 31, 2025. The Company has no significant temporary differences between book and tax basis of its Bermuda operations and, to the extent any such differences exist, they are expected to reverse in periods when tax credits fully offset taxable income. Therefore, no deferred tax assets or liabilities related to its Bermuda operations were recognized as of December 31, 2025.
In June 2024, Canada enacted the Global Minimum Tax Act, implementing the OECD Pillar Two framework, including a top‑up tax for jurisdictions with an effective tax rate below 15%. For the year ended December 31, 2025, the Company concluded that it meets the conditions for the relevant safe harbour provisions and, accordingly, has not recognized any top‑up tax expense.
For the years ended December 31, 2025 and 2024, earnings (loss) before income taxes consist of the following:

(millions of U.S. dollars)	2025	2024
Earnings (loss) before income taxes
Canada	$(26.7)	$(28.9)
United States	168.8	77.4
Foreign	68.9	128.7
Total earnings before income taxes	$211.0	$177.2
For the years ended December 31, 2025 and 2024, income tax expense (recovery) attributable to earnings (loss) consists of the following:

(millions of U.S. dollars)	Current	Deferred	Total
Year ended December 31, 2025
Canada (1)	$3.8	$(18.2)	$(14.4)
United States	11.7	62.0	73.7
Foreign	0.4	5.3	5.7
	$15.9	$49.1	$65.0
Year ended December 31, 2024
Canada (1)	$4.2	$137.4	$141.6
United States	1.2	29.9	31.1
Foreign	12.8	1.3	14.1
	$18.2	$168.6	$186.8
(1) The Canadian income tax benefit for the year ended December 31, 2025 of $14.4 million comprises a federal income tax benefit of $8.1 million and a provincial income tax benefit of $6.3 million. The Canadian income tax expense for the year ended December 31, 2024 of $141.6 million comprises federal income tax expense of $80.1 million and provincial income tax expense of $61.5 million.
16.Income taxes (continued)
For the years ended December 31, 2025 and 2024, income tax paid (net of refunds) consists of the following:

(millions of U.S. dollars)	2025	2024
Income tax paid (received)
Canada federal	$4.1	$4.6
Canada provincial	—	0.3
United States federal - primarily sale of tax credits	(99.4)	(65.3)
United States - state	3.6	3.2
Peru	8.6	—
Bermuda	5.8	—
Other	3.9	0.5
Total income tax received	$(73.4)	$(56.7)
The tax effect of temporary differences between the consolidated financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2025 and 2024 are presented below:

(millions of U.S. dollars)	2025	2024
Deferred tax assets:
Non-capital loss, capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$849.8	$781.8
Outside basis in renewable energy assets	—	140.2
Environmental obligation	12.5	9.1
Regulatory liabilities	171.8	164.4
Other	46.7	58.2
Total deferred income tax assets	$1,080.8	$1,153.7
Less: valuation allowance	(318.7)	(281.9)
Total deferred tax assets	$762.1	$871.8
Deferred tax liabilities:
Property, plant and equipment	$915.9	$866.5
Pension and OPEB	16.8	9.2
Outside basis differentials	88.5	165.0
Regulatory accounts	348.8	329.3
Other	54.7	67.8
Total deferred tax liabilities	$1,424.7	$1,437.8
Net deferred tax liabilities	$(662.6)	$(566.0)
Consolidated balance sheets classification:
Deferred tax assets	$26.3	$11.2
Deferred tax liabilities	(688.9)	(577.2)
Net deferred tax liabilities	$(662.6)	$(566.0)
The valuation allowance for deferred tax assets as of December 31, 2025 is $318.7 million (2024 - $281.9 million). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized.
16.Income taxes (continued)
In January 2025, the Company completed the Renewables Sale, which resulted in a capital loss for Canadian tax purposes. The Company re-evaluated the realizability of its Canadian deferred tax assets and concluded that it remains more likely than not that there will not be sufficient taxable income in the future to allow for the realization of the majority of these deferred tax assets. As at December 31, 2025, a valuation allowance continues to be recorded against the majority of the deferred tax assets related to Canadian attributes. At December 31, 2025, the Company provided a valuation allowance on Canadian non-capital loss of $562.5 million capital loss of $1,082.3 million, excessive interest and financing expenses limitation carryover of $129.6 million, and income tax credits of $2.2 million. The Company will continue to evaluate the realizability of the deferred tax assets at each reporting period and adjust the valuation allowance as necessary.
The following table illustrates the annual movement in the deferred tax valuation allowance:

(millions of U.S. dollars)	2025	2024
Beginning balance	$281.9	$5.6
Charged to income tax expense	23.0	154.6
Charged to additional paid-in capital	—	5.4
Valuation allowance charged to discontinued operations	2.8	(5.1)
Charged (reduction) to OCI	10.4	(17.8)
Tax impact on outside basis difference in renewable assets	—	140.2
Reductions to other accounts	0.6	(1.0)
Ending balance	$318.7	$281.9
As of December 31, 2025, the Company had tax attributes available to reduce future years' taxable income, which expire as follows:

(millions of U.S. dollars)
	2026-2030	2031+	Total
Canada	$0.8	$650.5	$651.3
United States	—	1,379.8	1,379.8
Total non-capital loss carryforward	0.8	2,030.3	2,031.1
Capital loss carryforward	—	1,082.3	1,082.3
Excessive interest and financing expenses limitation	—	129.6	129.6
Tax credits	9.4	130.3	139.7
The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of certain of its subsidiaries. Deferred income taxes have not been provided on approximately of $1,163.2 million undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.